UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Mid-Cap Growth Fund	September 30, 2015

T. Rowe Price Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 92.6%		
CONSUMER DISCRETIONARY 16.3%		
Auto Components 0.7%		
Borg-Warner	4,000,000	166,360
		166,360
Automobiles 0.6%		
Harley-Davidson	1,950,000	107,055
Tesla Motors (1)	200,000	49,680
		156,735
Hotels, Restaurants & Leisure 5.1%		
Aramark	5,500,000	163,020
Chipotle Mexican Grill (1)	100,000	72,025
Choice Hotels International (2)	3,000,000	142,950
Marriott, Class A	2,500,000	170,500
MGM Resorts International (1)	5,000,000	92,250
Norwegian Cruise Line Holdings (1)	7,600,000	435,480
Royal Caribbean Cruises	1,750,000	155,907
		1,232,132
Household Durables 0.4%		
Harman International	1,000,000	95,990
		95,990
Internet & Catalog Retail 0.4%		
TripAdvisor (1)	1,500,000	94,530
		94,530
Multiline Retail 1.1%		
Dollar General	3,500,000	253,540
		253,540
Specialty Retail 6.3%		
AutoZone (1)	510,000	369,153

CarMax (1)	7,250,000	430,070
L Brands	2,250,000	202,793
Michaels (1)	5,750,000	132,825
O'Reilly Automotive (1)	1,500,000	375,000
		1,509,841
Textiles, Apparel & Luxury Goods 1.7%		
Hanesbrands	8,000,000	231,520
PVH	1,250,000	127,425
Wolverine World Wide	2,000,000	43,280
		402,225
Total Consumer Discretionary		3,911,353
CONSUMER STAPLES 2.7%		
Food & Staples Retailing 1.5%		
Rite Aid (1)	27,500,000	166,925
Sprouts Farmers Market (1)	5,000,000	105,500
Whole Foods Market	3,000,000	94,950
		367,375
Food Products 1.2%		
Blue Buffalo Pet Products (1)	544,800	9,757
TreeHouse Foods (1)	1,250,000	97,238
Whitewave Foods, Class A (1)	4,500,000	180,675
		287,670
Total Consumer Staples		655,045
ENERGY 2.4%		
Oil, Gas & Consumable Fuels 2.4%		
Cimarex Energy	1,000,000	102,480
Concho Resources (1)	1,500,000	147,450
EQT	2,900,000	187,833

Pioneer Natural Resources	500,000	60,820
Range Resources	2,500,000	80,300
Total Energy		578,883
FINANCIALS 11.1%		
Capital Markets 2.1%		
E*TRADE Financial (1)	3,000,000	78,990
LPL Financial Holdings	3,500,000	139,195
Oaktree Capital, Partnership	1,100,000	54,450
TD Ameritrade Holding	7,000,000	222,880
		495,515
Diversified Financial Services 3.2%		
CBOE Holdings	4,000,000	268,320
Intercontinental Exchange	1,085,000	254,964
MSCI, Class A	4,250,000	252,705
		775,989
Insurance 4.8%		
FNF	10,000,000	354,700
HCC Insurance Holdings	3,972,700	307,765
Progressive	7,750,000	237,460
Willis Group Holdings	6,500,000	266,305
		1,166,230
Real Estate Investment Trusts 0.1%		
WeWork, Class A, Acquisition Date: 12/9/14 - 5/26/15 Cost $10,371 (1)(2)(3)(4)	687,360	22,607
		22,607
Real Estate Management & Development 0.9%		
Jones Lang LaSalle	1,500,000	215,655
		215,655
Total Financials		2,675,996

HEALTH CARE 16.7%		
Biotechnology 3.4%		
AbbVie	141,837	7,717
Alkermes (1)	5,250,000	308,017
Alnylam Pharmaceuticals (1)	500,000	40,180
Baxalta	5,150,000	162,277
Incyte (1)	1,750,000	193,078
Vertex Pharmaceuticals (1)	1,000,000	104,140
		815,409
Health Care Equipment & Supplies 6.4%		
Cooper Companies	1,850,000	275,391
DENTSPLY International	5,000,000	252,850
Hologic (1)	3,000,000	117,390
IDEXX Laboratories (1)	2,500,000	185,625
Intuitive Surgical (1)	675,000	310,216
Teleflex (2)	2,500,000	310,525
West Pharmaceutical Services	1,520,100	82,268
		1,534,265
Health Care Providers & Services 3.0%		
Envision Healthcare Holdings (1)	3,400,000	125,086
Henry Schein (1)	2,000,000	265,440
MEDNAX (1)	2,500,000	191,975
Universal Health Services	1,000,000	124,810
		707,311
Health Care Technology 0.8%		
IMS Health Holdings (1)	4,500,000	130,950
Veeva Systems, Class A (1)	3,000,000	70,230
		201,180
Life Sciences Tools & Services 2.3%		
Agilent Technologies	7,000,000	240,310

Industrial Conglomerates 1.3%		
Roper Technologies	2,000,000	313,400
		313,400
Machinery 3.0%		
Colfax (1)	3,600,000	107,676
IDEX (2)	4,200,000	299,460
Nordson	750,000	47,205
Rexnord (1)	3,516,622	59,712
WABCO Holdings (1)	750,000	78,623
Xylem	3,750,000	123,187
		715,863
Professional Services 3.8%		
Equifax	3,000,000	291,540
ManpowerGroup	1,750,000	143,307
Towers Watson	1,500,000	176,070
TransUnion (1)	1,500,000	37,680
Verisk Analytics, Class A (1)	3,500,000	258,685
		907,282
Road & Rail 1.3%		
J.B. Hunt Transport Services	1,750,000	124,950
Kansas City Southern	2,050,000	186,304
		311,254
Trading Companies & Distributors 0.2%		
Fastenal	1,050,000	38,441
		38,441
Total Industrials & Business Services		4,245,913
INFORMATION TECHNOLOGY 19.6%		
Communications Equipment 0.5%		
Lumentum Holdings (1)(2)	1,600,000	27,120

Palo Alto Networks (1)	350,000	60,200
Viavi Solutions (1)	4,000,000	21,480
		108,800
Electronic Equipment, Instruments & Components 1.9%		
Cognex	1,500,000	51,555
FEI (2)	2,100,000	153,384
Keysight Technologies (1)	7,500,000	231,300
Trimble Navigation (1)	1,500,000	24,630
		460,869
Internet Software & Services 3.7%		
Akamai Technologies (1)	2,750,000	189,915
Atlassian, Class A1, GDR, Acquisition Date: 4/9/14 Cost $3,079 (1)(3)(4)	192,415	3,656
Atlassian, Class A2, GDR, Acquisition Date: 4/9/14 Cost $11,076 (1)(3)(4)	692,225	13,152
Atlassian, Class A3, GDR, Acquisition Date: 4/9/14 Cost $2,121 (1)(3)(4)	132,550	2,518
Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $5,404 (1)(3)(4)	337,759	6,417
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $14,470 (1)(3)(4)	904,344	17,183
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $10,700 (1)(3)(4)	668,760	12,706
Coupons.com (1)	3,092,126	27,829
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $3,992 (1)(3)(4)	441,181	8,427
GrubHub (1)	1,425,000	34,685
LinkedIn (1)	250,000	47,533
Rackspace Hosting (1)	2,269,224	56,004
VeriSign (1)	5,000,000	352,801
Zillow (1)	1,500,000	43,095
Zillow, Class C (1)	3,000,000	81,000
		896,921

IT Services 7.3%		
CoreLogic (1)(2)	5,384,798	200,476
Fidelity National Information	2,500,000	167,700
Fiserv (1)	7,000,000	606,270
Gartner (1)	2,000,000	167,860
Global Payments	3,000,000	344,190
Vantiv, Class A (1)	6,000,000	269,520
		1,756,016
Semiconductor & Semiconductor Equipment 2.7%		
Altera	3,500,000	175,280
Atmel	17,000,000	137,190
Microchip Technology	5,250,000	226,222
Xilinx	2,750,000	116,600
		655,292
Software 3.5%		
FactSet Research Systems	800,000	127,848
Fortinet (1)	1,000,000	42,480
Guidewire Software (1)	350,000	18,403
Mobileye (1)	1,850,000	84,138
NetSuite (1)	500,000	41,950
Red Hat (1)	4,250,000	305,490
ServiceNow (1)	900,000	62,505
SS&C Technologies Holdings	2,000,000	140,080
Workday (1)	350,000	24,101
		846,995
Total Information Technology		4,724,893
MATERIALS 4.7%		
Chemicals 2.2%		
Ashland	1,175,000	118,228
Celanese, Series A	2,100,000	124,257

CONVERTIBLE PREFERRED STOCKS 0.6%		
FINANCIALS 0.3%		
Real Estate Investment Trusts 0.3%		
WeWork, Series D1, Acquisition Date: 12/9/14 Cost $21,046 (1)(2)(3)(4)	1,263,943	41,570
WeWork, Series D2, Acquisition Date: 12/9/14 Cost $16,536 (1)(2)(3)(4)	993,098	32,663
Total Financials		74,233
INFORMATION TECHNOLOGY 0.3%		
Internet Software & Services 0.3%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $5,263 (1)(3)(4)	581,600	11,109
Dropbox, Series A-1, Acquisition Date: 5/1/12 Cost $26,098 (1)(3)(4)	2,884,077	55,090
LivingSocial, Series E, Acquisition Date: 4/1/11 Cost $52,158 (1)(2)(3)(4)	9,229,900	736
Total Information Technology		66,935
Total Convertible Preferred Stocks (Cost $121,101)		141,168
SHORT-TERM INVESTMENTS 6.8%		
Money Market Funds 6.8%		
T. Rowe Price Government Reserve Investment Fund, 0.08% (2)(5)	1,639,175,064	1,639,175
Total Short-Term Investments (Cost $1,639,175)		1,639,175
Total Investments in Securities		
100.0% of Net Assets (Cost $16,920,742)		**$ 24,055,701**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Company

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2015. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/15	Value 12/31/14
BWX Technologies+	$ 290	$ 180,291	$ 870	$ —	$ 227,250
Bruker	10,600	1,442	—	154,442	176,580
Catalent	43,438	1,527	—	157,950	*
Choice Hotels International	2,210	1,172	1,755	142,950	168,060
CoreLogic	2,679	22,972	—	200,476	189,540
DigitalGlobe	9,260	15,672	—	104,610	170,335
FEI	29,087	1,346	1,593	153,384	*
IDEX	4,245	23,412	3,948	299,460	350,280
IHS	40,741	1,501	—	406,000	*
LivingSocial, Series E	—	—	—	736	2,215
Lumentum Holdings#	1,109	70,029	—	27,120	188,650
Rexnord	940	52,915	—	*	155,155
Teleflex	9,544	2,560	2,550	310,525	281,309
WeWork, Class A	6,136	—	—	22,607	4,235
WeWork, Series D1	—	—	—	41,570	21,046
WeWork, Series D2	—	—	—	32,663	16,536
T. Rowe Price Government Reserve Investment Fund	¤	¤	525	1,639,175	842,076
T. Rowe Price Short-Term Reserve Fund	¤	¤	—^	—	6,821
Totals			$ 11,241	$ 3,693,668	$ 2,800,088

+At December 31, 2014, the issuer's name was Babcock & Wilcox
#At December 31, 2014, the issuer's name was JDS Uniphase
* On the date indicated, issuer was held but not considered an affiliated company
¤ Purchase and sale information not shown for cash management funds.
^ Excludes earnings on securities lending collateral, which are subject to rebates and fees.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1992. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2015, totaled $47,408,000 for the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $16,920,742,000. Net unrealized gain aggregated $7,134,959,000 at period-end, of which $7,802,751,000 related to appreciated investments and $667,792,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015